SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Project Assets) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Project assets [Abstract]
Project assets - Module cost	$ 10,919,092	$ 11,303,056
Project assets - Development	10,096,329	11,075,075
Project assets - Others	16,024,537	11,794,748
Total project assets	37,039,958	34,172,879
Current portion	37,039,958	34,172,879
Noncurrent portion
Total liabilities (all non-current liabilities)		$ 33,843,600